Note 2 - Sale and Deconsolidation of GMI and Discontinued Operations (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 09, 2023	Mar. 17, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income (Loss) from Equity Method Investments					$ (245,525)	$ 0
Business Combination, Contingent Consideration, Asset, Noncurrent		$ 682,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)							35,000
Share-based Compensation Arrangement by Share-based Payment Award, Income Previously Recognized As Stocked Based Compensation Expense				$ 407,322
GMI Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)					715,000
Employees Who Resigned From Wavedancer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)				527,500
GMI Subsidiary [Member]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ 100,615
GMDC [Member]
Business Combination, Consideration Transferred		$ 935,974
Business Combination, Contingent Annual Payments, Percentage	5.00%	5.00%
Estimate Payments for Administrative Services		$ 65,000
Payments to Acquire Businesses, Gross		1,000,974
Business Combination, Contingent Consideration, Asset, Noncurrent		682,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	$ 1,000,000		$ 1,000,000
Contingent Consideration, Gain (loss)	318,000		$ 318,000
GMDC [Member] | Prepaid Expenses and Other Current Assets [Member]
Business Combination, Operating Expense Payment Receivable		$ 133,148
GMDC [Member]
Equity Method Investment, Ownership Percentage		24.90%
Income (Loss) from Equity Method Investments					$ 245,525
Proceeds from Sale of Equity Method Investments	400,000
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee	$ 64,525